UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
REVENUES:
Revenue from services	$ 16,803,545	$ 0
EXPENSES:
Voyage expenses	1,776,817	2,012,774
General and administrative expenses	9,547,735	3,387,071
OTHER INCOME/(EXPENSES):
Interest and finance costs	3,194,121	4,004,694
Related Party [Member]
REVENUES:
Revenue from services	5,279,022	0
EXPENSES:
Voyage expenses	746,633	463,672
General and administrative expenses	1,648,570	1,599,000
OTHER INCOME/(EXPENSES):
Interest and finance costs	$ 2,265,828	$ 0